OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2017
OTHER CURRENT ASSETS
Schedule of Other Current Assets

        Other current assets consist of the following:

	February 28, 2017	February 29, 2016
Deposits on inventory	368	670
Prepaid expenses	840	1,355
Indirect taxes receivable	388	610
Deferred financing costs	—	18
Receivable from contract manufacturers and other items	195	124

Total other current assets	1,791	2,777